Other Revenues - Summary of Other Revenues by Type of Service (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 482,392	$ 73,627	¥ 835,314	¥ 1,074,278
Other Revenues
Disaggregation of Revenue [Line Items]
Revenues	43,160		99,970	121,727
Other Revenues | Online Direct Sales
Disaggregation of Revenue [Line Items]
Revenues	515		57,309	62,114
Other Revenues | Technology Service
Disaggregation of Revenue [Line Items]
Revenues	28,505		27,676	38,963
Other Revenues | Service, Other
Disaggregation of Revenue [Line Items]
Revenues	¥ 14,140		¥ 14,985	¥ 20,650